Interests in Other Entities - Parent - Summary of Interest in Other Entities - Parent (Details) - Santander UK Group Holdings plc - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Interests in other entities	£ 13,640,000,000	£ 13,640,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500,000,000	500,000,000
Interests in other entities	495,000,000	495,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	750,000,000	750,000,000
Interests in other entities	750,000,000	750,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500,000,000	500,000,000
Interests in other entities	210,000,000	210,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	500,000,000	500,000,000
Interests in other entities	500,000,000	500,000,000
£450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of subsidiaries [line items]
Capital securities issued	450,000,000	450,000,000
Interests in other entities	50,000,000	50,000,000
Interests in ordinary shares of subsidiaries | Interests in ordinary shares of subsidiaries
Disclosure of subsidiaries [line items]
Interests in other entities	£ 11,635,000,000	£ 11,635,000,000